Revenue Recognition - Summary of Committed Time Charter Income for Future Periods (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Not Later Than One Year member [Member]
Within 1 year:	$ 88,363
More Than One Year But Not Later Than two Years Member [Member]
2 years:	54,346
More Than Two Years But Not Later Than Three Years Member [Member]
3 years:	38,121
More Than Three Years But Not Later Than Four Years Member [Member]
4 years:	30,417
More Than Four Years But Not Later Than Five Years Member [Member]
5 years:	21,516
Later Than Five Years Member [Member]
More than 5 years:	$ 38,421